Condensed consolidating financial information - Condensed Consolidated Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	£ 5,347	£ 4,610	£ 4,720
Net cash (used in)/generated from investing activities	(18,544)	(640)	(3,991)
Net cash (used in)/generated from financing activities	14,759	(4,229)	(219)
Net cash flows (used in)/generated from operating, investing and financing activities	1,562	(259)	510
Differences on exchange	(391)	180	(272)
Increase/(decrease) in net cash and cash equivalents in the year	1,171	(79)	238
Net cash and cash equivalents at 1 January	1,651	1,730	1,492
Net cash and cash equivalents at 31 December	2,822	1,651	1,730
BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(12)	(23)	61
Net cash (used in)/generated from investing activities	2	24	34
Net cash (used in)/generated from financing activities	10		(95)
Net cash flows (used in)/generated from operating, investing and financing activities		1
Differences on exchange		1	(1)
Increase/(decrease) in net cash and cash equivalents in the year		2	(1)
Net cash and cash equivalents at 1 January	5	3	4
Net cash and cash equivalents at 31 December	5	5	3
RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(1,860)
Net cash (used in)/generated from investing activities	(88)
Net cash (used in)/generated from financing activities	1,950
Net cash flows (used in)/generated from operating, investing and financing activities	2
Increase/(decrease) in net cash and cash equivalents in the year	2
Net cash and cash equivalents at 31 December	2
RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(270)
Net cash (used in)/generated from investing activities	1,116
Net cash (used in)/generated from financing activities	(844)
Net cash flows (used in)/generated from operating, investing and financing activities	2
Increase/(decrease) in net cash and cash equivalents in the year	2
Net cash and cash equivalents at 31 December	2
RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(11)
Net cash (used in)/generated from investing activities	1
Net cash (used in)/generated from financing activities	10
All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	7,488	4,610	4,712
Net cash (used in)/generated from investing activities	(19,512)	(571)	(3,920)
Net cash (used in)/generated from financing activities	21,030	1,746	982
Net cash flows (used in)/generated from operating, investing and financing activities	9,006	5,785	1,774
Differences on exchange	(391)	179	(271)
Increase/(decrease) in net cash and cash equivalents in the year	8,615	5,964	1,503
Net cash and cash equivalents at 1 January	1,646	1,727	1,488
Net cash and cash equivalents at 31 December	10,261	7,691	2,991
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	12	23	(53)
Net cash (used in)/generated from investing activities	(63)	(93)	(105)
Net cash (used in)/generated from financing activities	(7,397)	(5,975)	(1,106)
Net cash flows (used in)/generated from operating, investing and financing activities	(7,448)	(6,045)	(1,264)
Increase/(decrease) in net cash and cash equivalents in the year	(7,448)	(6,045)	(1,264)
Net cash and cash equivalents at 31 December	£ (7,448)	£ (6,045)	£ (1,264)